INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 5:-	INTANGIBLE ASSETS, NET

a.	Composition of intangible assets, grouped by major classifications, is as follows:

	December 31,
	2017	2016
Original amounts:

Technology	$42,504	$42,504
Customer relationships	4,466	4,466
Marketing rights and patents	3,421	3,421

	50,391	50,391
Accumulated amortization:

Technology	38,232	33,243
Customer relationships	4,466	3,999
Marketing rights and patents	1,985	1,766

	44,683	39,008

	$5,708	$11,383

b.	Amortization expenses amounted to $ 5,675, $ 5,771 and $ 5,816 for the years ended December 31, 2017, 2016 and 2015, respectively.

c.	Estimated amortization expenses for the following years is as follows:

Year ending December 31,

2018	$3,274
2019	911
2020	441
2021	431
2022 and thereafter	651

$5,708